UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-1193

Fidelity Magellan Fund

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2016

Item 1.

Reports to Stockholders

Fidelity® Magellan® Fund Class K Semi-Annual Report September 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.0	3.0
Facebook, Inc. Class A	3.1	3.7
Amazon.com, Inc.	3.0	1.8
Alphabet, Inc. Class A	2.5	2.5
Alphabet, Inc. Class C	2.5	2.5
Berkshire Hathaway, Inc. Class B	2.2	2.6
Visa, Inc. Class A	1.9	1.9
JPMorgan Chase & Co.	1.8	1.8
Amgen, Inc.	1.7	1.4
Home Depot, Inc.	1.6	1.8
	25.3

Top Five Market Sectors as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.2	24.3
Consumer Discretionary	14.5	15.7
Health Care	14.4	14.7
Financials	12.9	17.8
Industrials	9.7	11.2

Asset Allocation (% of fund's net assets)

As of September 30, 2016*
Stocks	97.7%
Convertible Securities	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 9.2%

As of March 31, 2016*
Stocks	97.7%
Convertible Securities	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 9.8%

Investments September 30, 2016

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.2%
Automobiles - 0.2%
Tesla Motors, Inc. (a)	138,000	$28,156
Diversified Consumer Services - 1.0%
New Oriental Education & Technology Group, Inc. sponsored ADR	562,600	26,082
Service Corp. International	4,385,532	116,392
		142,474
Hotels, Restaurants & Leisure - 1.2%
Papa John's International, Inc.	517,700	40,821
Starbucks Corp.	2,619,000	141,793
		182,614
Household Durables - 0.5%
Leggett & Platt, Inc.	1,619,100	73,799
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. (a)	528,900	442,853
Netflix, Inc. (a)	498,600	49,137
Priceline Group, Inc. (a)	45,200	66,511
		558,501
Media - 1.0%
DISH Network Corp. Class A (a)	1,024,300	56,111
Interpublic Group of Companies, Inc.	4,002,900	89,465
		145,576
Multiline Retail - 0.7%
Dollar General Corp.	1,441,300	100,877
Specialty Retail - 3.7%
Foot Locker, Inc.	1,410,800	95,539
Home Depot, Inc.	1,891,600	243,411
L Brands, Inc.	1,113,700	78,817
Ross Stores, Inc.	2,165,400	139,235
		557,002
Textiles, Apparel & Luxury Goods - 2.2%
NIKE, Inc. Class B	3,430,700	180,626
PVH Corp.	1,374,200	151,849
		332,475

TOTAL CONSUMER DISCRETIONARY		2,121,474

CONSUMER STAPLES - 6.2%
Beverages - 3.5%
Anheuser-Busch InBev SA NV	487,960	64,171
Constellation Brands, Inc. Class A (sub. vtg.)	320,600	53,377
Molson Coors Brewing Co. Class B	803,800	88,257
Monster Beverage Corp. (a)	704,900	103,486
The Coca-Cola Co.	4,881,100	206,568
		515,859
Food & Staples Retailing - 1.0%
CVS Health Corp.	1,673,772	148,949
Food Products - 1.3%
Mondelez International, Inc.	3,075,900	135,032
Post Holdings, Inc. (a)	751,500	57,993
The Kraft Heinz Co.	16,300	1,459
		194,484
Personal Products - 0.4%
Edgewell Personal Care Co. (a)	200	16
Estee Lauder Companies, Inc. Class A	684,900	60,655
		60,671

TOTAL CONSUMER STAPLES		919,963

ENERGY - 8.9%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	1,483,400	74,867
National Oilwell Varco, Inc.	3,213,200	118,053
Oil States International, Inc. (a)	1,509,100	47,642
Schlumberger Ltd.	1,874,900	147,442
		388,004
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp.	1,178,800	74,689
Apache Corp.	2,314,400	147,821
Chevron Corp.	2,340,400	240,874
Cimarex Energy Co.	474,600	63,772
ConocoPhillips Co.	3,514,500	152,775
Newfield Exploration Co. (a)	1,245,600	54,134
PDC Energy, Inc. (a)	622,900	41,772
Phillips 66 Co.	688,200	55,435
The Williams Companies, Inc.	3,629,900	111,547
		942,819

TOTAL ENERGY		1,330,823

FINANCIALS - 12.9%
Banks - 5.1%
Bank of America Corp.	9,957,500	155,835
Citigroup, Inc.	3,158,516	149,177
JPMorgan Chase & Co.	4,081,998	271,820
U.S. Bancorp	2,668,259	114,442
Wells Fargo & Co.	1,521,655	67,379
		758,653
Capital Markets - 3.9%
BlackRock, Inc. Class A	379,900	137,699
FactSet Research Systems, Inc.	192,600	31,220
Goldman Sachs Group, Inc.	784,800	126,565
MSCI, Inc. Class A	1,874,800	157,371
Northern Trust Corp.	1,451,100	98,660
PJT Partners, Inc. (b)	114,745	3,129
The Blackstone Group LP	1,463,700	37,368
		592,012
Consumer Finance - 0.7%
Capital One Financial Corp.	1,383,900	99,406
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	2,281,366	329,589
WME Entertainment Parent, LLC Class A unit (c)(d)	7,302,780	15,000
		344,589
Insurance - 0.9%
Chubb Ltd.	1,058,996	133,063

TOTAL FINANCIALS		1,927,723

HEALTH CARE - 14.4%
Biotechnology - 4.5%
Alexion Pharmaceuticals, Inc. (a)	748,800	91,758
Amgen, Inc.	1,507,687	251,497
Amicus Therapeutics, Inc. (a)	2,812,453	20,812
Biogen, Inc. (a)	362,004	113,318
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Gilead Sciences, Inc.	1,012,100	80,077
Regeneron Pharmaceuticals, Inc. (a)	160,100	64,363
Vertex Pharmaceuticals, Inc. (a)	656,700	57,271
		679,096
Health Care Equipment & Supplies - 3.8%
Boston Scientific Corp. (a)	4,844,600	115,301
Danaher Corp.	1,065,800	83,548
Intuitive Surgical, Inc. (a)	238,350	172,763
Medtronic PLC	2,248,652	194,284
		565,896
Health Care Providers & Services - 1.4%
Cigna Corp.	806,400	105,090
McKesson Corp.	652,630	108,826
		213,916
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	3,347,900	157,653
Bruker Corp.	5,294,262	119,915
		277,568
Pharmaceuticals - 2.8%
Allergan PLC (a)	732,961	168,808
Bristol-Myers Squibb Co.	2,849,000	153,618
Jazz Pharmaceuticals PLC (a)	214,740	26,087
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,360,700	62,606
		411,119

TOTAL HEALTH CARE		2,147,595

INDUSTRIALS - 9.7%
Aerospace & Defense - 3.6%
General Dynamics Corp.	712,000	110,474
Huntington Ingalls Industries, Inc.	591,933	90,814
Northrop Grumman Corp.	676,900	144,823
United Technologies Corp.	1,921,600	195,235
		541,346
Airlines - 0.4%
Southwest Airlines Co.	1,584,000	61,602
Building Products - 0.4%
A.O. Smith Corp.	607,700	60,035
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	1,302,400	67,360
Electrical Equipment - 0.7%
Acuity Brands, Inc.	192,600	50,962
Fortive Corp.	529,850	26,969
Regal Beloit Corp.	363,900	21,648
		99,579
Industrial Conglomerates - 1.8%
General Electric Co.	6,150,600	182,181
Roper Technologies, Inc.	478,300	87,275
		269,456
Machinery - 1.6%
Allison Transmission Holdings, Inc.	1,878,700	53,881
Caterpillar, Inc.	900,700	79,955
Illinois Tool Works, Inc.	717,600	85,997
Wabtec Corp.	236,200	19,286
		239,119
Professional Services - 0.3%
IHS Markit Ltd. (a)	1,012,300	38,012
Road & Rail - 0.2%
J.B. Hunt Transport Services, Inc.	383,700	31,133
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	1,337,000	42,757

TOTAL INDUSTRIALS		1,450,399

INFORMATION TECHNOLOGY - 26.3%
Electronic Equipment & Components - 0.3%
CDW Corp.	964,200	44,093
Internet Software & Services - 8.7%
Alphabet, Inc.:
Class A	462,516	371,891
Class C (a)	472,754	367,467
eBay, Inc. (a)	2,063,100	67,876
Facebook, Inc. Class A (a)	3,634,500	466,197
GoDaddy, Inc. (a)	462,100	15,956
Nutanix, Inc. Class B	462,283	15,394
		1,304,781
IT Services - 6.7%
Accenture PLC Class A	1,725,000	210,743
Fiserv, Inc. (a)	578,900	57,583
Global Payments, Inc.	2,133,900	163,798
MasterCard, Inc. Class A	2,257,800	229,776
Total System Services, Inc.	901,400	42,501
Visa, Inc. Class A	3,498,100	289,293
		993,694
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Ltd.	880,900	151,973
Maxim Integrated Products, Inc.	1,959,000	78,223
NXP Semiconductors NV (a)	154,200	15,730
Skyworks Solutions, Inc.	287,300	21,875
		267,801
Software - 3.8%
Adobe Systems, Inc. (a)	2,036,100	220,998
Autodesk, Inc. (a)	646,100	46,732
DocuSign, Inc. (a)(d)	16,185	331
Salesforce.com, Inc. (a)	2,428,675	173,237
Synopsys, Inc. (a)	1,383,700	82,123
Workday, Inc. Class A (a)	513,200	47,055
Xero Ltd. (a)	4	0
		570,476
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	6,621,213	748,530

TOTAL INFORMATION TECHNOLOGY		3,929,375

MATERIALS - 1.7%
Chemicals - 1.4%
CF Industries Holdings, Inc.	1,680,300	40,915
LyondellBasell Industries NV Class A	1,242,719	100,238
Monsanto Co.	591,084	60,409
		201,562
Containers & Packaging - 0.3%
Ball Corp.	612,300	50,178
Metals & Mining - 0.0%
Rio Tinto PLC sponsored ADR (b)	196,300	6,556

TOTAL MATERIALS		258,296

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	1,654,461	187,500
Public Storage	786,500	175,500
		363,000
Real Estate Management & Development - 0.2%
Rialto Real Estate Fund LP (c)(d)(e)	500,000	7,029
RREF CMBS AIV, LP (c)(d)(e)(f)	500,000	22,656
RREF Midtown Colony REIT, Inc. (c)(d)(e)(g)	500,000	0
		29,685

TOTAL REAL ESTATE		392,685

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	960,900	107,775
TOTAL COMMON STOCKS
(Cost $10,696,287)		14,586,108

Preferred Stocks - 1.2%
Convertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Roku, Inc.:
Series F, 8.00% (a)(d)	12,145,838	21,863
Series G, 8.00% (a)(d)	3,847,486	6,925
		28,788
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	966,928	47,159
Software - 0.6%
Cloudflare, Inc. Series D, 8.00%(a)(d)	571,642	3,761
DocuSign, Inc.:
Series B (a)(d)	7,510	154
Series B-1 (a)(d)	2,249	46
Series D (a)(d)	2,376,438	48,574
Series E (a)(d)	139,427	2,850
Malwarebytes Corp. Series B (d)	3,373,494	33,865
		89,250
TOTAL INFORMATION TECHNOLOGY		136,409

TOTAL CONVERTIBLE PREFERRED STOCKS		165,197

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (d)	3,163,704	12,214
TOTAL PREFERRED STOCKS
(Cost $92,533)		177,411

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.43% (h)	112,667,532	112,701
Fidelity Securities Lending Cash Central Fund 0.46% (h)(i)	5,693,114	5,694
TOTAL MONEY MARKET FUNDS
(Cost $118,361)		118,395
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $10,907,181)		14,881,914
NET OTHER ASSETS (LIABILITIES) - 0.4%		61,951
NET ASSETS - 100%		$14,943,865

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $222,427,000 or 1.5% of net assets.

 (e) Affiliated company

 (f) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (g) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$10,000
Cloudflare, Inc. Series D, 8.00%	11/5/14	$3,502
DocuSign, Inc.	10/21/13	$90
DocuSign, Inc. Series B	3/3/14	$99
DocuSign, Inc. Series B-1	3/3/14	$30
DocuSign, Inc. Series D	6/29/12 - 3/3/14	$11,071
DocuSign, Inc. Series E	3/3/14	$1,831
Malwarebytes Corp. Series B	12/21/15	$35,000
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	$15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$1,423
Roku, Inc. Series F, 8.00%	5/7/13	$11,000
Roku, Inc. Series G, 8.00%	10/1/14	$5,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$15,000
WME Entertainment Parent, LLC Class A unit	4/13/16	$15,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$219
Fidelity Securities Lending Cash Central Fund	107
Total	$326

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rialto Real Estate Fund LP	$8,728	$--	$--	$1,728	$7,029
RREF CMBS AIV, LP	23,654	--	--	1,883	22,656
RREF Midtown Colony REIT, Inc.	63	--	--	134	--
Total	$32,445	$--	$--	$3,745	$29,685

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,162,476	$2,121,474	$--	$41,002
Consumer Staples	919,963	855,792	64,171	--
Energy	1,330,823	1,330,823	--	--
Financials	1,927,723	1,912,723	--	15,000
Health Care	2,147,595	2,147,595	--	--
Industrials	1,450,399	1,450,399	--	--
Information Technology	4,065,784	3,913,650	15,394	136,740
Materials	258,296	258,296	--	--
Real Estate	392,685	363,000	--	29,685
Telecommunication Services	107,775	107,775	--	--
Money Market Funds	118,395	118,395	--	--
Total Investments in Securities:	$14,881,914	$14,579,922	$79,565	$222,427

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$197,967
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	15,653
Cost of Purchases	15,000
Proceeds of Sales	(6,193)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$222,427
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2016	$15,553

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2016
Assets
Investment in securities, at value (including securities loaned of $5,588) — See accompanying schedule: Unaffiliated issuers (cost $10,756,575)	$14,733,834
Fidelity Central Funds (cost $118,361)	118,395
Other affiliated issuers (cost $32,245)	29,685
Total Investments (cost $10,907,181)		$14,881,914
Receivable for investments sold		134,959
Receivable for fund shares sold		1,930
Dividends receivable		11,325
Distributions receivable from Fidelity Central Funds		52
Prepaid expenses		45
Other receivables		1,764
Total assets		15,031,989
Liabilities
Payable for investments purchased	$60,418
Payable for fund shares redeemed	11,901
Accrued management fee	6,212
Other affiliated payables	1,795
Other payables and accrued expenses	1,805
Deferred taxes	300
Collateral on securities loaned, at value	5,693
Total liabilities		88,124
Net Assets		$14,943,865
Net Assets consist of:
Paid in capital		$10,729,581
Undistributed net investment income		47,120
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		192,743
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,974,421
Net Assets		$14,943,865
Magellan:
Net Asset Value, offering price and redemption price per share ($13,029,034 ÷ 142,600 shares)		$91.37
Class K:
Net Asset Value, offering price and redemption price per share ($1,914,831 ÷ 20,977 shares)		$91.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2016
Investment Income
Dividends (including $3,745 earned from other affiliated issuers)		$103,031
Income from Fidelity Central Funds		326
Total income		103,357
Expenses
Management fee
Basic fee	$41,309
Performance adjustment	2,498
Transfer agent fees	9,780
Accounting and security lending fees	749
Custodian fees and expenses	93
Independent trustees' fees and expenses	34
Appreciation in deferred trustee compensation account	6
Registration fees	56
Audit	96
Legal	17
Miscellaneous	67
Total expenses before reductions	54,705
Expense reductions	(302)	54,403
Net investment income (loss)		48,954
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	218,866
Fidelity Central Funds	13
Foreign currency transactions	(2)
Total net realized gain (loss)		218,877
Change in net unrealized appreciation (depreciation) on: Investment securities (net of deferred taxes of $300)	526,262
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		526,259
Net gain (loss)		745,136
Net increase (decrease) in net assets resulting from operations		$794,090

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2016	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,954	$100,841
Net realized gain (loss)	218,877	743,182
Change in net unrealized appreciation (depreciation)	526,259	(997,143)
Net increase (decrease) in net assets resulting from operations	794,090	(153,120)
Distributions to shareholders from net investment income	(19,014)	(94,800)
Distributions to shareholders from net realized gain	(118,983)	(1,110,739)
Total distributions	(137,997)	(1,205,539)
Share transactions - net increase (decrease)	(914,232)	(190,569)
Total increase (decrease) in net assets	(258,139)	(1,549,228)
Net Assets
Beginning of period	15,202,004	16,751,232
End of period	$14,943,865	$15,202,004
Other Information
Undistributed net investment income end of period	$47,120	$17,180

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Magellan Fund

	Six months ended September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$87.51	$95.15	$94.25	$79.96	$73.30	$75.56
Income from Investment Operations
Net investment income (loss)A	.28	.56	.77	.81	.93	.47
Net realized and unrealized gain (loss)	4.39	(1.22)B	12.27	20.00	6.75	(2.30)
Total from investment operations	4.67	(.66)	13.04	20.81	7.68	(1.83)
Distributions from net investment income	(.11)	(.54)	(.71)	(.67)	(1.00)	(.41)
Distributions from net realized gain	(.70)	(6.44)	(11.43)	(5.85)	(.02)	(.02)
Total distributions	(.81)	(6.98)	(12.14)	(6.52)	(1.02)	(.43)
Net asset value, end of period	$91.37	$87.51	$95.15	$94.25	$79.96	$73.30
Total ReturnC,D	5.38%	(.99)%B	14.98%	26.50%	10.63%	(2.36)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.84%	.68%	.50%	.47%	.54%
Expenses net of fee waivers, if any	.74%G	.84%	.68%	.50%	.47%	.54%
Expenses net of all reductions	.73%G	.83%	.68%	.50%	.46%	.53%
Net investment income (loss)	.64%G	.62%	.83%	.92%	1.27%	.69%
Supplemental Data
Net assets, end of period (in millions)	$13,029	$12,950	$14,224	$13,521	$12,341	$13,665
Portfolio turnover rateH	34%G,I	78%	71%	77%	88%	99%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been (1.05)%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Magellan Fund Class K

	Six months ended September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$87.41	$95.04	$94.16	$79.89	$73.24	$75.51
Income from Investment Operations
Net investment income (loss)A	.33	.65	.86	.90	1.02	.56
Net realized and unrealized gain (loss)	4.37	(1.21)B	12.25	19.99	6.75	(2.30)
Total from investment operations	4.70	(.56)	13.11	20.89	7.77	(1.74)
Distributions from net investment income	(.13)	(.63)	(.80)	(.77)	(1.10)	(.50)
Distributions from net realized gain	(.70)	(6.44)	(11.43)	(5.85)	(.02)	(.02)
Total distributions	(.83)	(7.07)	(12.23)	(6.62)	(1.12)	(.53)C
Net asset value, end of period	$91.28	$87.41	$95.04	$94.16	$79.89	$73.24
Total ReturnD,E	5.42%	(.89)%B	15.08%	26.63%	10.77%	(2.23)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.74%	.58%	.39%	.35%	.42%
Expenses net of fee waivers, if any	.64%H	.74%	.58%	.39%	.35%	.42%
Expenses net of all reductions	.64%H	.74%	.58%	.39%	.34%	.41%
Net investment income (loss)	.73%H	.71%	.93%	1.02%	1.40%	.82%
Supplemental Data
Net assets, end of period (in millions)	$1,915	$2,252	$2,528	$2,585	$2,424	$2,814
Portfolio turnover rateI	34%H,J	78%	71%	77%	88%	99%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been (.95)%

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.504 and distributions from net realized gain of $.022 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$222,427	Book value	Book value multiple	1.0	Increase
		Expected distribution	Recovery rate	0.0%	Increase
		Market approach	Transaction price	$2.05 - $48.77 / $31.97	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	1.3 - 8.1 / 4.8	Increase
			Discount for lack of marketability	10.0% - 20.0% / 13.3%	Decrease
			Premium rate	6.0% - 16.1% / 12.1%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,118,527
Gross unrealized depreciation	(157,012)
Net unrealized appreciation (depreciation) on securities	$3,961,515
Tax cost	$10,920,399

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $44,385 in these Subsidiaries, representing .30% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, the estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,521,630 and $3,316,649, respectively.

Redemptions In-Kind. During the period, 2,125 shares of the Fund held by unaffiliated entities were redeemed in-kind for cash and investments with a value of $193,652. The net realized gain of $71,761 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Magellan as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Magellan	$9,289.14
Class K	491.05
	$ 9,780

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $67 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $107. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $245 for the period.

In addition, during the period the investment advisor reimbursed and/or waived a portion of fund-level operating expenses in the amount of $57.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2016	Year ended March 31, 2016
From net investment income
Magellan	$15,959	$78,589
Class K	3,055	16,211
Total	$19,014	$94,800
From net realized gain
Magellan	$102,190	$943,952
Class K	16,793	166,787
Total	$118,983	$1,110,739

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2016	Year ended March 31, 2016	Six months ended September 30, 2016	Year ended March 31, 2016
Magellan
Shares sold	1,060	3,348	$94,411	$304,059
Reinvestment of distributions	1,300	10,509	112,606	975,876
Shares redeemed	(7,737)	(15,371)	(690,963)	(1,394,937)
Net increase (decrease)	(5,377)	(1,514)	$(483,946)	$(115,002)
Class K
Shares sold	670	4,210	$59,489	$384,450
Reinvestment of distributions	229	1,973	19,848	182,998
Shares redeemed	(5,684)(a)	(7,015)	(509,623)(a)	(643,015)
Net increase (decrease)	(4,785)	(832)	$(430,286)	$(75,567)

 (a) Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Magellan Fund and the Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at September 30, 2016, the results of its operations for the periods indicated, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Magellan Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
November 16, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period-B April 1, 2016 to September 30, 2016
Magellan	.74%
Actual		$1,000.00	$1,053.80	$3.81
Hypothetical-C		$1,000.00	$1,021.36	$3.75
Class K	.64%
Actual		$1,000.00	$1,054.20	$3.30
Hypothetical-C		$1,000.00	$1,021.86	$3.24

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Magellan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in June 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Magellan Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Magellan Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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MAG-K-SANN-1116
1.863180.107

Fidelity® Magellan® Fund Semi-Annual Report September 30, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.0	3.0
Facebook, Inc. Class A	3.1	3.7
Amazon.com, Inc.	3.0	1.8
Alphabet, Inc. Class A	2.5	2.5
Alphabet, Inc. Class C	2.5	2.5
Berkshire Hathaway, Inc. Class B	2.2	2.6
Visa, Inc. Class A	1.9	1.9
JPMorgan Chase & Co.	1.8	1.8
Amgen, Inc.	1.7	1.4
Home Depot, Inc.	1.6	1.8
	25.3

Top Five Market Sectors as of September 30, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.2	24.3
Consumer Discretionary	14.5	15.7
Health Care	14.4	14.7
Financials	12.9	17.8
Industrials	9.7	11.2

Asset Allocation (% of fund's net assets)

As of September 30, 2016*
Stocks	97.7%
Convertible Securities	1.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 9.2%

As of March 31, 2016*
Stocks	97.7%
Convertible Securities	1.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 9.8%

Investments September 30, 2016

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.2%
Automobiles - 0.2%
Tesla Motors, Inc. (a)	138,000	$28,156
Diversified Consumer Services - 1.0%
New Oriental Education & Technology Group, Inc. sponsored ADR	562,600	26,082
Service Corp. International	4,385,532	116,392
		142,474
Hotels, Restaurants & Leisure - 1.2%
Papa John's International, Inc.	517,700	40,821
Starbucks Corp.	2,619,000	141,793
		182,614
Household Durables - 0.5%
Leggett & Platt, Inc.	1,619,100	73,799
Internet & Direct Marketing Retail - 3.7%
Amazon.com, Inc. (a)	528,900	442,853
Netflix, Inc. (a)	498,600	49,137
Priceline Group, Inc. (a)	45,200	66,511
		558,501
Media - 1.0%
DISH Network Corp. Class A (a)	1,024,300	56,111
Interpublic Group of Companies, Inc.	4,002,900	89,465
		145,576
Multiline Retail - 0.7%
Dollar General Corp.	1,441,300	100,877
Specialty Retail - 3.7%
Foot Locker, Inc.	1,410,800	95,539
Home Depot, Inc.	1,891,600	243,411
L Brands, Inc.	1,113,700	78,817
Ross Stores, Inc.	2,165,400	139,235
		557,002
Textiles, Apparel & Luxury Goods - 2.2%
NIKE, Inc. Class B	3,430,700	180,626
PVH Corp.	1,374,200	151,849
		332,475

TOTAL CONSUMER DISCRETIONARY		2,121,474

CONSUMER STAPLES - 6.2%
Beverages - 3.5%
Anheuser-Busch InBev SA NV	487,960	64,171
Constellation Brands, Inc. Class A (sub. vtg.)	320,600	53,377
Molson Coors Brewing Co. Class B	803,800	88,257
Monster Beverage Corp. (a)	704,900	103,486
The Coca-Cola Co.	4,881,100	206,568
		515,859
Food & Staples Retailing - 1.0%
CVS Health Corp.	1,673,772	148,949
Food Products - 1.3%
Mondelez International, Inc.	3,075,900	135,032
Post Holdings, Inc. (a)	751,500	57,993
The Kraft Heinz Co.	16,300	1,459
		194,484
Personal Products - 0.4%
Edgewell Personal Care Co. (a)	200	16
Estee Lauder Companies, Inc. Class A	684,900	60,655
		60,671

TOTAL CONSUMER STAPLES		919,963

ENERGY - 8.9%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	1,483,400	74,867
National Oilwell Varco, Inc.	3,213,200	118,053
Oil States International, Inc. (a)	1,509,100	47,642
Schlumberger Ltd.	1,874,900	147,442
		388,004
Oil, Gas & Consumable Fuels - 6.3%
Anadarko Petroleum Corp.	1,178,800	74,689
Apache Corp.	2,314,400	147,821
Chevron Corp.	2,340,400	240,874
Cimarex Energy Co.	474,600	63,772
ConocoPhillips Co.	3,514,500	152,775
Newfield Exploration Co. (a)	1,245,600	54,134
PDC Energy, Inc. (a)	622,900	41,772
Phillips 66 Co.	688,200	55,435
The Williams Companies, Inc.	3,629,900	111,547
		942,819

TOTAL ENERGY		1,330,823

FINANCIALS - 12.9%
Banks - 5.1%
Bank of America Corp.	9,957,500	155,835
Citigroup, Inc.	3,158,516	149,177
JPMorgan Chase & Co.	4,081,998	271,820
U.S. Bancorp	2,668,259	114,442
Wells Fargo & Co.	1,521,655	67,379
		758,653
Capital Markets - 3.9%
BlackRock, Inc. Class A	379,900	137,699
FactSet Research Systems, Inc.	192,600	31,220
Goldman Sachs Group, Inc.	784,800	126,565
MSCI, Inc. Class A	1,874,800	157,371
Northern Trust Corp.	1,451,100	98,660
PJT Partners, Inc. (b)	114,745	3,129
The Blackstone Group LP	1,463,700	37,368
		592,012
Consumer Finance - 0.7%
Capital One Financial Corp.	1,383,900	99,406
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class B (a)	2,281,366	329,589
WME Entertainment Parent, LLC Class A unit (c)(d)	7,302,780	15,000
		344,589
Insurance - 0.9%
Chubb Ltd.	1,058,996	133,063

TOTAL FINANCIALS		1,927,723

HEALTH CARE - 14.4%
Biotechnology - 4.5%
Alexion Pharmaceuticals, Inc. (a)	748,800	91,758
Amgen, Inc.	1,507,687	251,497
Amicus Therapeutics, Inc. (a)	2,812,453	20,812
Biogen, Inc. (a)	362,004	113,318
Clinical Data, Inc. rights 4/4/18 (a)	988,714	0
Gilead Sciences, Inc.	1,012,100	80,077
Regeneron Pharmaceuticals, Inc. (a)	160,100	64,363
Vertex Pharmaceuticals, Inc. (a)	656,700	57,271
		679,096
Health Care Equipment & Supplies - 3.8%
Boston Scientific Corp. (a)	4,844,600	115,301
Danaher Corp.	1,065,800	83,548
Intuitive Surgical, Inc. (a)	238,350	172,763
Medtronic PLC	2,248,652	194,284
		565,896
Health Care Providers & Services - 1.4%
Cigna Corp.	806,400	105,090
McKesson Corp.	652,630	108,826
		213,916
Life Sciences Tools & Services - 1.9%
Agilent Technologies, Inc.	3,347,900	157,653
Bruker Corp.	5,294,262	119,915
		277,568
Pharmaceuticals - 2.8%
Allergan PLC (a)	732,961	168,808
Bristol-Myers Squibb Co.	2,849,000	153,618
Jazz Pharmaceuticals PLC (a)	214,740	26,087
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,360,700	62,606
		411,119

TOTAL HEALTH CARE		2,147,595

INDUSTRIALS - 9.7%
Aerospace & Defense - 3.6%
General Dynamics Corp.	712,000	110,474
Huntington Ingalls Industries, Inc.	591,933	90,814
Northrop Grumman Corp.	676,900	144,823
United Technologies Corp.	1,921,600	195,235
		541,346
Airlines - 0.4%
Southwest Airlines Co.	1,584,000	61,602
Building Products - 0.4%
A.O. Smith Corp.	607,700	60,035
Construction & Engineering - 0.4%
Jacobs Engineering Group, Inc. (a)	1,302,400	67,360
Electrical Equipment - 0.7%
Acuity Brands, Inc.	192,600	50,962
Fortive Corp.	529,850	26,969
Regal Beloit Corp.	363,900	21,648
		99,579
Industrial Conglomerates - 1.8%
General Electric Co.	6,150,600	182,181
Roper Technologies, Inc.	478,300	87,275
		269,456
Machinery - 1.6%
Allison Transmission Holdings, Inc.	1,878,700	53,881
Caterpillar, Inc.	900,700	79,955
Illinois Tool Works, Inc.	717,600	85,997
Wabtec Corp.	236,200	19,286
		239,119
Professional Services - 0.3%
IHS Markit Ltd. (a)	1,012,300	38,012
Road & Rail - 0.2%
J.B. Hunt Transport Services, Inc.	383,700	31,133
Trading Companies & Distributors - 0.3%
HD Supply Holdings, Inc. (a)	1,337,000	42,757

TOTAL INDUSTRIALS		1,450,399

INFORMATION TECHNOLOGY - 26.3%
Electronic Equipment & Components - 0.3%
CDW Corp.	964,200	44,093
Internet Software & Services - 8.7%
Alphabet, Inc.:
Class A	462,516	371,891
Class C (a)	472,754	367,467
eBay, Inc. (a)	2,063,100	67,876
Facebook, Inc. Class A (a)	3,634,500	466,197
GoDaddy, Inc. (a)	462,100	15,956
Nutanix, Inc. Class B	462,283	15,394
		1,304,781
IT Services - 6.7%
Accenture PLC Class A	1,725,000	210,743
Fiserv, Inc. (a)	578,900	57,583
Global Payments, Inc.	2,133,900	163,798
MasterCard, Inc. Class A	2,257,800	229,776
Total System Services, Inc.	901,400	42,501
Visa, Inc. Class A	3,498,100	289,293
		993,694
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Ltd.	880,900	151,973
Maxim Integrated Products, Inc.	1,959,000	78,223
NXP Semiconductors NV (a)	154,200	15,730
Skyworks Solutions, Inc.	287,300	21,875
		267,801
Software - 3.8%
Adobe Systems, Inc. (a)	2,036,100	220,998
Autodesk, Inc. (a)	646,100	46,732
DocuSign, Inc. (a)(d)	16,185	331
Salesforce.com, Inc. (a)	2,428,675	173,237
Synopsys, Inc. (a)	1,383,700	82,123
Workday, Inc. Class A (a)	513,200	47,055
Xero Ltd. (a)	4	0
		570,476
Technology Hardware, Storage & Peripherals - 5.0%
Apple, Inc.	6,621,213	748,530

TOTAL INFORMATION TECHNOLOGY		3,929,375

MATERIALS - 1.7%
Chemicals - 1.4%
CF Industries Holdings, Inc.	1,680,300	40,915
LyondellBasell Industries NV Class A	1,242,719	100,238
Monsanto Co.	591,084	60,409
		201,562
Containers & Packaging - 0.3%
Ball Corp.	612,300	50,178
Metals & Mining - 0.0%
Rio Tinto PLC sponsored ADR (b)	196,300	6,556

TOTAL MATERIALS		258,296

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	1,654,461	187,500
Public Storage	786,500	175,500
		363,000
Real Estate Management & Development - 0.2%
Rialto Real Estate Fund LP (c)(d)(e)	500,000	7,029
RREF CMBS AIV, LP (c)(d)(e)(f)	500,000	22,656
RREF Midtown Colony REIT, Inc. (c)(d)(e)(g)	500,000	0
		29,685

TOTAL REAL ESTATE		392,685

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
SBA Communications Corp. Class A (a)	960,900	107,775
TOTAL COMMON STOCKS
(Cost $10,696,287)		14,586,108

Preferred Stocks - 1.2%
Convertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.2%
Roku, Inc.:
Series F, 8.00% (a)(d)	12,145,838	21,863
Series G, 8.00% (a)(d)	3,847,486	6,925
		28,788
INFORMATION TECHNOLOGY - 0.9%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(d)	966,928	47,159
Software - 0.6%
Cloudflare, Inc. Series D, 8.00%(a)(d)	571,642	3,761
DocuSign, Inc.:
Series B (a)(d)	7,510	154
Series B-1(a)(d)	2,249	46
Series D (a)(d)	2,376,438	48,574
Series E (a)(d)	139,427	2,850
Malwarebytes Corp. Series B (d)	3,373,494	33,865
		89,250
TOTAL INFORMATION TECHNOLOGY		136,409

TOTAL CONVERTIBLE PREFERRED STOCKS		165,197

Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
China Internet Plus Holdings Ltd. Series A-11 (d)	3,163,704	12,214
TOTAL PREFERRED STOCKS
(Cost $92,533)		177,411

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 0.43% (h)	112,667,532	112,701
Fidelity Securities Lending Cash Central Fund 0.46% (h)(i)	5,693,114	5,694
TOTAL MONEY MARKET FUNDS
(Cost $118,361)		118,395
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $10,907,181)		14,881,914
NET OTHER ASSETS (LIABILITIES) - 0.4%		61,951
NET ASSETS - 100%		$14,943,865

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $222,427,000 or 1.5% of net assets.

 (e) Affiliated company

 (f) Investment represents the Fund's ownership interest in a limited partnership, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (g) Investment represents the Fund's ownership interest in a real estate investment trust, which is under common ownership and management with Rialto Real Estate Fund, LP.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
China Internet Plus Holdings Ltd. Series A-11	1/26/15	$10,000
Cloudflare, Inc. Series D, 8.00%	11/5/14	$3,502
DocuSign, Inc.	10/21/13	$90
DocuSign, Inc. Series B	3/3/14	$99
DocuSign, Inc. Series B-1	3/3/14	$30
DocuSign, Inc. Series D	6/29/12 - 3/3/14	$11,071
DocuSign, Inc. Series E	3/3/14	$1,831
Malwarebytes Corp. Series B	12/21/15	$35,000
Rialto Real Estate Fund LP	2/24/11 - 8/17/12	$33,049
RREF CMBS AIV, LP	8/10/11 - 8/17/12	$15,528
RREF Midtown Colony REIT, Inc.	12/31/12	$ 1,423
Roku, Inc. Series F, 8.00%	5/7/13	$11,000
Roku, Inc. Series G, 8.00%	10/1/14	$5,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$15,000
WME Entertainment Parent, LLC Class A unit	4/13/16	$15,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$219
Fidelity Securities Lending Cash Central Fund	107
Total	$326

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Rialto Real Estate Fund LP	$8,728	$--	$--	$1,728	$7,029
RREF CMBS AIV, LP	23,654	--	--	1,883	22,656
RREF Midtown Colony REIT, Inc.	63	--	--	134	--
Total	$32,445	$--	$--	$3,745	$29,685

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,162,476	$2,121,474	$--	$41,002
Consumer Staples	919,963	855,792	64,171	--
Energy	1,330,823	1,330,823	--	--
Financials	1,927,723	1,912,723	--	15,000
Health Care	2,147,595	2,147,595	--	--
Industrials	1,450,399	1,450,399	--	--
Information Technology	4,065,784	3,913,650	15,394	136,740
Materials	258,296	258,296	--	--
Real Estate	392,685	363,000	--	29,685
Telecommunication Services	107,775	107,775	--	--
Money Market Funds	118,395	118,395	--	--
Total Investments in Securities:	$14,881,914	$14,579,922	$79,565	$222,427

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$197,967
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	15,653
Cost of Purchases	15,000
Proceeds of Sales	(6,193)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$222,427
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2016	$15,553

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		September 30, 2016
Assets
Investment in securities, at value (including securities loaned of $5,588) — See accompanying schedule: Unaffiliated issuers (cost $10,756,575)	$14,733,834
Fidelity Central Funds (cost $118,361)	118,395
Other affiliated issuers (cost $32,245)	29,685
Total Investments (cost $10,907,181)		$14,881,914
Receivable for investments sold		134,959
Receivable for fund shares sold		1,930
Dividends receivable		11,325
Distributions receivable from Fidelity Central Funds		52
Prepaid expenses		45
Other receivables		1,764
Total assets		15,031,989
Liabilities
Payable for investments purchased	$60,418
Payable for fund shares redeemed	11,901
Accrued management fee	6,212
Other affiliated payables	1,795
Other payables and accrued expenses	1,805
Deferred taxes	300
Collateral on securities loaned, at value	5,693
Total liabilities		88,124
Net Assets		$14,943,865
Net Assets consist of:
Paid in capital		$10,729,581
Undistributed net investment income		47,120
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		192,743
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,974,421
Net Assets		$14,943,865
Magellan:
Net Asset Value, offering price and redemption price per share ($13,029,034 ÷ 142,600 shares)		$91.37
Class K:
Net Asset Value, offering price and redemption price per share ($1,914,831 ÷ 20,977 shares)		$91.28

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended September 30, 2016
Investment Income
Dividends (including $3,745 earned from other affiliated issuers)		$103,031
Income from Fidelity Central Funds		326
Total income		103,357
Expenses
Management fee
Basic fee	$41,309
Performance adjustment	2,498
Transfer agent fees	9,780
Accounting and security lending fees	749
Custodian fees and expenses	93
Independent trustees' fees and expenses	34
Appreciation in deferred trustee compensation account	6
Registration fees	56
Audit	96
Legal	17
Miscellaneous	67
Total expenses before reductions	54,705
Expense reductions	(302)	54,403
Net investment income (loss)		48,954
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	218,866
Fidelity Central Funds	13
Foreign currency transactions	(2)
Total net realized gain (loss)		218,877
Change in net unrealized appreciation (depreciation) on: Investment securities (net of deferred taxes of $300)	526,262
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		526,259
Net gain (loss)		745,136
Net increase (decrease) in net assets resulting from operations		$794,090

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2016	Year ended March 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,954	$100,841
Net realized gain (loss)	218,877	743,182
Change in net unrealized appreciation (depreciation)	526,259	(997,143)
Net increase (decrease) in net assets resulting from operations	794,090	(153,120)
Distributions to shareholders from net investment income	(19,014)	(94,800)
Distributions to shareholders from net realized gain	(118,983)	(1,110,739)
Total distributions	(137,997)	(1,205,539)
Share transactions - net increase (decrease)	(914,232)	(190,569)
Total increase (decrease) in net assets	(258,139)	(1,549,228)
Net Assets
Beginning of period	15,202,004	16,751,232
End of period	$14,943,865	$15,202,004
Other Information
Undistributed net investment income end of period	$47,120	$17,180

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Magellan Fund

	Six months ended September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$87.51	$95.15	$94.25	$79.96	$73.30	$75.56
Income from Investment Operations
Net investment income (loss)A	.28	.56	.77	.81	.93	.47
Net realized and unrealized gain (loss)	4.39	(1.22)B	12.27	20.00	6.75	(2.30)
Total from investment operations	4.67	(.66)	13.04	20.81	7.68	(1.83)
Distributions from net investment income	(.11)	(.54)	(.71)	(.67)	(1.00)	(.41)
Distributions from net realized gain	(.70)	(6.44)	(11.43)	(5.85)	(.02)	(.02)
Total distributions	(.81)	(6.98)	(12.14)	(6.52)	(1.02)	(.43)
Net asset value, end of period	$91.37	$87.51	$95.15	$94.25	$79.96	$73.30
Total ReturnC,D	5.38%	(.99)%B	14.98%	26.50%	10.63%	(2.36)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.74%G	.84%	.68%	.50%	.47%	.54%
Expenses net of fee waivers, if any	.74%G	.84%	.68%	.50%	.47%	.54%
Expenses net of all reductions	.73%G	.83%	.68%	.50%	.46%	.53%
Net investment income (loss)	.64%G	.62%	.83%	.92%	1.27%	.69%
Supplemental Data
Net assets, end of period (in millions)	$13,029	$12,950	$14,224	$13,521	$12,341	$13,665
Portfolio turnover rateH	34%G,I	78%	71%	77%	88%	99%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been (1.05)%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Magellan Fund Class K

	Six months ended September 30,	Years ended March 31,
	2016	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$87.41	$95.04	$94.16	$79.89	$73.24	$75.51
Income from Investment Operations
Net investment income (loss)A	.33	.65	.86	.90	1.02	.56
Net realized and unrealized gain (loss)	4.37	(1.21)B	12.25	19.99	6.75	(2.30)
Total from investment operations	4.70	(.56)	13.11	20.89	7.77	(1.74)
Distributions from net investment income	(.13)	(.63)	(.80)	(.77)	(1.10)	(.50)
Distributions from net realized gain	(.70)	(6.44)	(11.43)	(5.85)	(.02)	(.02)
Total distributions	(.83)	(7.07)	(12.23)	(6.62)	(1.12)	(.53)C
Net asset value, end of period	$91.28	$87.41	$95.04	$94.16	$79.89	$73.24
Total ReturnD,E	5.42%	(.89)%B	15.08%	26.63%	10.77%	(2.23)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.64%H	.74%	.58%	.39%	.35%	.42%
Expenses net of fee waivers, if any	.64%H	.74%	.58%	.39%	.35%	.42%
Expenses net of all reductions	.64%H	.74%	.58%	.39%	.34%	.41%
Net investment income (loss)	.73%H	.71%	.93%	1.02%	1.40%	.82%
Supplemental Data
Net assets, end of period (in millions)	$1,915	$2,252	$2,528	$2,585	$2,424	$2,814
Portfolio turnover rateI	34%H,J	78%	71%	77%	88%	99%

 A Calculated based on average shares outstanding during the period.

 B Net realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.05 per share. Excluding these litigation proceeds, the total return would have been (.95)%

 C Total distributions of $.53 per share is comprised of distributions from net investment income of $.504 and distributions from net realized gain of $.022 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Magellan Fund (the Fund) is a fund of Fidelity Magellan Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Magellan and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 09/30/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$ 222,427	Book value	Book value multiple	1.0	Increase
		Expected distribution	Recovery rate	0.0%	Increase
		Market approach	Transaction price	$2.05 - $48.77 / $31.97	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	1.3 - 8.1 / 4.8	Increase
			Discount for lack of marketability	10.0% - 20.0% / 13.3%	Decrease
			Premium rate	6.0% - 16.1% / 12.1%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of September 30, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$4,118,527
Gross unrealized depreciation	(157,012)
Net unrealized appreciation (depreciation) on securities	$3,961,515
Tax cost	$10,920,399

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

As of period end, the Fund held an investment of $44,385 in these Subsidiaries, representing .30% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

At period end, the estimated tax liability for these investments is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. The tax liability incurred may differ materially depending on conditions when these investments are disposed.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $2,521,630 and $3,316,649, respectively.

Redemptions In-Kind. During the period, 2,125 shares of the Fund held by unaffiliated entities were redeemed in-kind for cash and investments with a value of $193,652. The net realized gain of $71,761 on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Magellan as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .58% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Magellan. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Magellan	$9,289.14
Class K	491.05
	$ 9,780

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $67 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $107. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $245 for the period.

In addition, during the period the investment advisor reimbursed and/or waived a portion of fund-level operating expenses in the amount of $57.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2016	Year ended March 31, 2016
From net investment income
Magellan	$15,959	$78,589
Class K	3,055	16,211
Total	$19,014	$94,800
From net realized gain
Magellan	$102,190	$943,952
Class K	16,793	166,787
Total	$118,983	$1,110,739

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended September 30, 2016	Year ended March 31, 2016	Six months ended September 30, 2016	Year ended March 31, 2016
Magellan
Shares sold	1,060	3,348	$94,411	$304,059
Reinvestment of distributions	1,300	10,509	112,606	975,876
Shares redeemed	(7,737)	(15,371)	(690,963)	(1,394,937)
Net increase (decrease)	(5,377)	(1,514)	$(483,946)	$(115,002)
Class K
Shares sold	670	4,210	$59,489	$384,450
Reinvestment of distributions	229	1,973	19,848	182,998
Shares redeemed	(5,684)(a)	(7,015)	(509,623)(a)	(643,015)
Net increase (decrease)	(4,785)	(832)	$(430,286)	$(75,567)

 (a) Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Magellan Fund and the Shareholders of Fidelity Magellan Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Magellan Fund at September 30, 2016, the results of its operations for the periods indicated, the changes in its net assets for each of the periods indicated and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Magellan Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
November 16, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2016 to September 30, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value April 1, 2016	Ending Account Value September 30, 2016	Expenses Paid During Period-B April 1, 2016 to September 30, 2016
Magellan	.74%
Actual		$1,000.00	$1,053.80	$3.81
Hypothetical-C		$1,000.00	$1,021.36	$3.75
Class K	.64%
Actual		$1,000.00	$1,054.20	$3.30
Hypothetical-C		$1,000.00	$1,021.86	$3.24

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Magellan Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in June 2015.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Fidelity Magellan Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Broadridge investment objective categories that have comparable investment mandates. Combining Broadridge investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Broadridge funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Fidelity Magellan Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins; (vi) the realization of fall-out benefits in and attribution of fall-out benefits to certain Fidelity business units; (vii) the appropriateness of certain funds' benchmarks; (viii) the rationalization for certain share classes and expenses; (ix) sub-advisory fee rates for comparable investment mandates; (x) product strategy for certain underperforming funds; and (xi) Fidelity's resources and strategy for cybersecurity.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MAG-SANN-1116
1.537468.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Magellan Fund’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	December 5, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 5, 2016